Commitments and Contingencies (Details Narrative 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Future monthly rental payments, next twelve months	$ 11,958
Future monthly rental payments, next twelve months	12,357
Rent expense	$ 166,802	$ 179,179